LEASES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
LEASES
Operating cash flows from operating leases	¥ 12,738
Right-of-use assets in exchange for new lease liabilities	¥ 9,019
Weighted average remaining lease term (in years)	1 year 2 months 23 days
Weighted average discount rate	5.30%
Short-term lease cost	¥ 19,936